Commitments and Contingencies - Schedule of contractual obligation (Details)	Dec. 31, 2023 USD ($)
Long-term Purchase Commitment [Line Items]
2024	$ 182,917
2025	162,250
2026	46,000
2027	46,000
2027	46,000
Total	483,167
Research and Development Arrangement [Member]
Long-term Purchase Commitment [Line Items]
2024	46,000
2025	46,000
2026	46,000
2027	46,000
2027	46,000
Total	230,000
Lease Agreements [Member]
Long-term Purchase Commitment [Line Items]
2024	136,917
2025	116,250
Total	$ 253,167